Property, Plant and Equpment (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment
Property, plant and equipment

TDS’ Property, plant and equipment in service and under construction, and related accumulated depreciation and amortization, as of December 31, 2015 and 2014 were as follows:

	Useful Lives
December 31,	(Years)	2015	2014
(Dollars in thousands)
Land	N/A	$54,567	$52,946
Buildings	5-40	506,486	480,028
Leasehold and land improvements	1-30	1,137,414	1,130,468
Cable and wire	15-35	1,688,606	1,628,782
Network and switching equipment	5-13	2,278,425	2,239,176
Cell site equipment	7-25	3,382,743	3,284,993
Office furniture and equipment	3-10	586,975	634,853
Other operating assets and equipment	3-12	205,132	204,625
System development	1-7	1,459,437	1,319,930
Work in process	N/A	220,276	218,243
		11,520,061	11,194,044
Accumulated depreciation and amortization		(7,755,584)	(7,347,919)
		$3,764,477	$3,846,125